Equity dividends (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Declared during the financial period:
Final dividend for the year ended 31 March 2021: 4.50 eurocents per share (2020: 4.50 eurocents per share)	€ 1,254	€ 1,205
Proposed after the end of the reporting period and not recognised as a liability:
Interim dividend for the year ending 31 March 2022: 4.50 eurocents per share (2021: 4.50 eurocents per share)	€ 1,229	€ 1,207
Declared during the financial period: (per share)
Final dividend (per share)				€ 0.0450	€ 0.0450
Proposed after the end of the reporting period and not recognised as a liability: (per share)
Interim dividend (per share)			€ 0.0450	€ 0.0450